SUBSEQUENT EVENTS	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

In connection with the preparation of the financial statements for the three and six months ended June 30, 2021, the Company has evaluated subsequent events for both conditions existing and not existing on June 30, 2021, and concluded there were no subsequent events to recognize in the financial statements.

On July 22, 2021, CCIV held a special meeting of stockholders to approve the Merger Agreement. Following the Closing on July 23, 2021 CCIV has changed its name to Lucid Group, Inc. and its Class A common stock, par value $0.0001 per share (“Common Stock”), and warrants began trading on The Nasdaq Stock Market LLC under the symbols “LCID” and “LCIDW,” respectively.

Immediately prior to the Closing, all of Lucid’s preferred shares (the “Lucid Preferred Shares”) then issued and outstanding were converted into Lucid’s common shares, par value $0.0001 per share (the “Lucid Common Shares”) in accordance with the terms of Lucid Group’s Memorandum and Articles of Association, such that each converted Lucid Preferred Share was no longer outstanding and ceased to exist, and each holder thereof thereafter ceased to have any rights with respect to such securities. At the date and time that the business combination became effective, each Lucid Common Share then issued and outstanding was automatically cancelled and the holders of Lucid Common Shares received 2.644 shares of Common Stock in exchange for each Lucid Common Share they held at such time, based on the Equity Value (as defined in the Merger Agreement) of $12.3 billion. The Equity Value equals (a) $11.8 billion plus (b) (i) all cash and cash equivalents of Lucid and its subsidiaries less (ii) all indebtedness for borrowed money of Lucid and its subsidiaries, in each case as of two business days prior to the Closing. The holders of the Lucid Common Shares were issued 1,193,226,511 shares of Common Stock at the Closing.

Subsequent to June 30, 2021, the Company entered into new retail lease agreements for various locations. The leases commenced in and after July 2021 and will expire on or before June 2031. Under the lease agreements, the Company will pay base rent from $0.1 million to $0.5 million annually.

NOTE 15 — SUBSEQUENT EVENTS

In connection with the preparation of the financial statements for the year ended December 31, 2020, the Company has evaluated subsequent events through March 19, 2021, the date the financial statements were available to be issued, for both conditions existing and not existing at December 31, 2020, and concluded there were no subsequent events to recognize in the financial statements.

In January 2021, the Company’s board of directors approved the 2021 Stock Incentive Plan (the “2021 Plan”). The 2021 Plan will replace the 2009 Plan and 2014 Plan. 3,981,178 shares reserved for future issuance under 2009 Plan and 2014 Plan will be removed and added to share reserve under the 2021 Plan. If outstanding share awards issued under the 2009 Plan and 2014 Plan 1) expire or terminate for any reason prior to exercise or settlement, 2) are forfeited, canceled or otherwise returned to the Company because of the failure to meet vesting conditions, or 3) are reacquired, withheld to satisfy a tax withholding obligation in connection with an award or to satisfy the purchase price or exercise price of a share award (collectively, the “Returning Shares”), will be added back to the 2021 Plan. The 2021 Plan provides for the grant of incentive share options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory share options, restricted shares. Restricted Stock Units (RSUs), share appreciation rights, performance based awards and cash based awards to the Company’s employees, directors, and consultants and its parent and subsidiary corporations’ employees and consultants. The 2021 Plan became effective in January 2021. 32,076,334 shares were authorized to issue under the 2021 Plan.

In February 2021, the Company entered into new lease agreements for retail locations in Manhasset, New York and in Chicago, Illinois. The leases commenced in February 2021 and will expire on or before January 31, 2031. Under the lease agreements, the Company will pay base rent from $0.5 million to $0.8 million annually. Base rent is subject to a 2.5% annual escalation clause during the lease term.

In February 2021, the Company and Ayar entered into Amendment No. 1 to the original Series E Preferred Share Purchase Agreement (“Amendment No. 1”) entered into September 2020 (refer to Note 7). Under the Amendment No. 1, Ayar and the Company agreed to enter into the third closing of additional 50,612,262 Series E convertible preferred shares at $7.90 per share, aggregating to $400.0 million. Upon the signing of the Amendment No. 1, the Company received the issuance proceeds of $400.0 million from Ayar in February 2021.

Amendment No. 1 also allowed the Company to provide an opportunity to all current convertible preferred shareholders other than Ayar (“Eligible Holders”) to purchase up to 8,977,769 Series E convertible preferred shares on a pro rata basis at $7.90 per share, aggregating to $71.0 million. The Company will issue the Offer Notice to all Eligible Holders two business days following the third closing, and all Eligible Holders have 14 calendar days (the “Exercise Period”) to notice the Company on the number of Series E convertible preferred shares they intend to purchase.

Along with the execution of the Amendment No. 1, the Company also increased the authorized number of common shares and convertible preferred shares to 498,017,734 and 437,182,072 shares, respectively.

On February 22, 2021, Churchill Capital Corp IV (“CCIV”) (NYSE:CCIV), a special purpose acquisition company or SPAC, announced that it had entered into a definitive agreement for a merger that would result in the Company becoming a wholly owned subsidiary of CCIV. If such merger is ultimately completed, the Company would effectively comprise all of CCIV’s material operations.

In February 2021, the Company’s board of directors granted a total of 1,035,000 RSUs under the 2021 Plan in connection with the proposed merger with CCIV. The aggregate grant date fair value of the RSUs is estimated to be between $38.8 million and $44.0 million based on the estimated fair value of our underlying common shares using preliminary valuation techniques with the most reliable information currently available. Actual fair value may differ from these estimates and such differences may be material. The RSUs are subject to a performance condition and a service condition. The performance condition will be satisfied upon the closing of the proposed merger with CCIV. The service condition for 25% of the RSUs will be satisfied 375 days after the closing of the proposed merger with CCIV and will be satisfied for the remaining RSUs in equal quarterly installments thereafter, subject to continuous employment through each vesting date.

Events Subsequent to the Original Issuance of Consolidated Financial Statements (Unaudited)

In March 2021, the Company’s board of directors granted a total of 1,066,631 RSUs under the 2021 Plan in connection with the proposed merger with CCIV. The aggregate grant date fair value of the RSUs is estimated to be between $53.6 million and $60.7 million based on the estimated fair value of our underlying common shares using preliminary valuation techniques with the most reliable information currently available. Actual fair value may differ from these estimates and such differences may be material. The RSUs are subject to a performance condition and a service condition. The performance condition will be satisfied upon the closing of the proposed merger with CCIV. The service condition for 25% of the RSUs will be satisfied 375 days after the closing of the proposed merger with CCIV and will be satisfied for the remaining RSUs in equal quarterly installments thereafter, subject to continuous employment through each vesting date.

In March 2021, the Company’s board of directors granted a total of 11,293,177 RSUs to its CEO under the 2021 Plan in connection with the proposed merger with CCIV. The CEO RSU Award will be comprised of 5,232,507 RSUs subject to performance and service conditions (the “CEO Time-Based RSUs”) and 6,060,670 RSUs subject to performance and market conditions (the “CEO Performance RSUs”). The aggregate grant date fair value of the CEO RSU Award is estimated to be $556.1 million based on the estimated fair value of our underlying common shares using preliminary valuation techniques, including a Monte Carlo simulation method for awards with market conditions, with the most reliable information currently available. Actual fair value may differ from these estimates and such differences may be material. The performance condition of the CEO Time-Based RSUs and CEO Performance RSUs will be satisfied upon the closing of the proposed merger with CCIV. The service condition for the CEO Time-Based RSUs will be satisfied in 16 equal quarterly installments beginning after the closing of the proposed merger with CCIV, subject to continuous employment through each vesting date. The market conditions for the CEO Performance RSUs will be satisfied based upon the achievement of certain market capitalization goals of the combined company during the five-year period beginning after the closing of the proposed merger with CCIV, subject to continuous employment through each vesting date.

In April 2021, the Company issued 25,306,130 Series E Preferred Shares at a purchase price of approximately $7.90 per share for an aggregate purchase price of $200.0 million. The total number of shares issued include 202,449 shares issued to the CEO.

In May 2021, the Company completed its evaluation related to the exercise of the convertible preferred share warrant liability that was settled in its entirety in February 2021. Upon final settlement, the Company converted the warrants into $12.9 million of Series D convertible preferred shares and recorded a $7.0 million loss related to fair value remeasurement of the warrants in the consolidated statements of operations.

From March 2021 through May 2021, the Company entered into new lease agreements for retail locations in various locations. The leases commenced in April 2021 and will expire on or before March 2032. Under the lease agreements, the Company will pay base rent from $0.2 million to $1.2 million annually.

On July 22, 2021, CCIV held a special meeting of stockholders to approve the Merger Agreement. Following the Closing on July 23, 2021 CCIV has changed its name to Lucid Group, Inc. and its Class A common stock, par value $0.0001 per share (“Common Stock”), and warrants began trading on The Nasdaq Stock Market LLC under the symbols “LCID” and “LCIDW,” respectively.

Churchill Capital Corp IV
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On July 23, 2021, the Company and Lucid consummated the closing of the transactions contemplated by the Merger Agreements (see Note 6).

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Merger Agreement

On February 22, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Merger Sub and Atieva, relating to a proposed business combination transaction between the Company and Atieva.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Atieva with Atieva being the surviving entity in the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).

The aggregate consideration to be paid to the shareholders of Atieva will be equal to (a) $11,750,000,000 plus (b) (i) all cash and cash equivalents of Atieva and its subsidiaries less (ii) all indebtedness for borrowed money of Atieva and its subsidiaries, in each case as of two business days prior to the closing date (the “Equity Value”) and will be paid entirely in shares of Class A common stock, par value $0.0001 per share, of the Company (the “Class A Common Stock”) in an amount equal to $10.00 per share (the “Merger Consideration”).

At the effective time of the Merger:

(i)	each share of capital stock of Atieva (the “Atieva Shares”) will be cancelled and automatically deemed for all purposes to represent the right to receive, in the aggregate, the Merger Consideration. All share incentive plan or similar equity-based compensation plans maintained for employees of Atieva will be assumed by the Company and all outstanding options to purchase Atieva Shares (each, a “Atieva Option”) and each restricted stock unit award (“RSU”) with respect to Atieva Shares (each, a “Atieva RSU”) will be assumed by the Company as described below. For purposes of the following paragraph, the “Exchange Ratio” means the Equity Value per share divided by $10.00.
(ii)	each Atieva Option will become an option to purchase shares of Class A Common Stock (each, an “Assumed Option”), on the same terms and conditions (including applicable vesting, exercise and expiration provisions) as applied to the Atieva Option immediately prior to the effective time of the Merger, except that (i) the number of shares of Class A Common Stock subject to such Assumed Option shall equal the product of (x) the number of Atieva Shares that were subject to the option immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, rounded down to the nearest whole share, and (B) the per-share exercise price shall equal the quotient of (1) the exercise price per Atieva Share at which such option was exercisable immediately prior to the effective time of the Merger, divided by (2) the Exchange Ratio, rounded up to the nearest whole cent.
(iii)	each Atieva RSU, will be assumed by the Company and become an RSU with respect to shares of Class A Common Stock (each, an “Assumed RSU”) on the same terms and conditions (including applicable vesting provisions) as applied to each Atieva RSU immediately prior to the effective time of the Merger, except that the number of shares of Class A Common Stock subject to such Assumed RSU Award will be equal the product of (x) the number of Atieva Shares that were subject to such RSU immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, rounded down to the nearest whole share.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

Subscription Agreement

In connection with the execution of the Merger Agreement, the Company entered into certain common stock subscription agreements (the “Subscription Agreements”) with certain investment funds (the “PIPE Investors”) pursuant to which, the Company has agreed to issue and sell to the PIPE Investors $2.5 billion of Class A common stock (the “PIPE Shares”) in reliance on an exemption from registration under Section 4(a)(2) under the Securities Act at a purchase price of $15 per share (the “PIPE Investment”). Pursuant to the Subscription Agreements, the PIPE Investors have agreed to not transfer any PIPE Shares until the later of (i) the effectiveness of the registration statement to be filed following the closing of the Transactions to register the PIPE Shares and (ii) September 1, 2021. The closing of the PIPE Investment is conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions, and the Transactions will be consummated immediately following the closing of the PIPE Investment. The Subscription Agreements will terminate upon the earlier to occur of (i) the termination of the Merger Agreement and (ii) the mutual written agreement of the parties thereto.

The Subscription Agreements provide that the Company is required to file with the SEC, within 30 days after the consummation of the Transactions, a shelf registration statement covering the resale of the PIPE Shares and to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof but no later than the earlier of (i) the 90th day (or 150th day if the SEC notifies the Company that it will “review” such registration statement) following the closing of the PIPE Investment and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such registration statement will not be “reviewed” or will not be subject to further review.

Consulting Agreements

On February 20, 2021, the Company entered into a transactional support agreement with a service provider, pursuant to which the service provider agreed to render certain financial advisory and capital markets advisory services for a potential Business Combination. The Company agreed to pay the service provider a fee of (i) $6,000,000 is payable upon the consummation of a Business Combination (ii) $500,000 is payable upon consummation of the financing (iii) out-of-pocket expenses not to exceed $125,000 without prior approval.

Promissory Note

On February 22, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000 (the “Note”). The Note is non-interest bearing and payable on the earlier of (i) the date of which the Company consummates a Business Combination or (ii) the date that the winding up of the Company. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Promissory Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $1,500,000 of the Note may be converted into warrants at a price of $1.00 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants. The Company borrowed an aggregate of $1,500,000 on February 22, 2021.

Legal Proceedings

On March 3, 2021, Richard Hofman, a purported stockholder of the Company, filed a complaint, individually and on behalf of other of the Company stockholders, in the Superior Court of the State of California against the Company, Lucid, and other unnamed defendants. The complaint alleged claims for fraud, negligent misrepresentation, and false advertising and unfair business practices in connection with allegedly false and misleading statements and omissions in the Company's public filings, concerning the proposed merger between the Company and Lucid. The complaint sought injunctive relief, as well as compensatory and punitive damages. On March 8, 2021, plaintiff filed an ex parte application for a temporary restraining order and preliminary injunction, which the Company opposed and the court denied on March 10, 2021. Plaintiff filed an amended complaint on March 22, 2021, solely in a personal capacity and not on behalf of any other Company stockholders. The amended complaint alleges claims for fraud against defendants Lucid and Peter Rawlinson, and negligent misrepresentation against the Company, Lucid, and Mr. Rawlinson. The amended complaint seeks compensatory and punitive damages. Plaintiff filed an amended complaint on March 22, 2021, solely in a personal capacity and not on behalf of any other Churchill stockholders. The amended complaint alleges claims for fraud against defendants Lucid and Peter Rawlinson, and negligent misrepresentation against Churchill, Lucid, and Mr. Rawlinson. The amended complaint seeks compensatory and punitive damages.

On April 18, 2021, Randy Phillips, a purported stockholder of the Company, filed a complaint, individually and on behalf of other Company stockholders, in the United States District Court for the Northern District of Alabama against the Company, Atieva, Inc. (doing business as Lucid), Michael Klein, Jay Taragin, and Peter Rawlinson. The complaint alleges claims for violations of the federal securities laws under Section 10(b) and Section 20(a) of the Exchange Act in connection with allegedly false and misleading statements and omissions concerning Lucid's business plans and prospects, as well as the proposed merger between the Company and Lucid. The complaint seeks compensatory and punitive damages.